FAIR VALUE MEASUREMENTS - 2026 Convertible Notes and 2025 Convertible Notes (Details) - Convertible Notes 2026 and 2025	Mar. 31, 2026 Y	Dec. 31, 2025 Y
Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.36
Minimum | Discount rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.20	0.20
Minimum | Probability of conversion at maturity scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.50	0.30
Minimum | Probability of voluntary conversion scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.05	0
Minimum | Remaining term for conversion at maturity scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.25	0.01
Minimum | Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input		0.01
Maximum | Discount rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	2.01	0.65
Maximum | Probability of conversion at maturity scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.95	(1)
Maximum | Probability of voluntary conversion scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.50	0.70
Maximum | Remaining term for conversion at maturity scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input		0.52
Maximum | Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input		0.52